Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials	$ 27,392	$ 15,837
Finished goods	29,298	19,918
Total	$ 56,690	$ 35,755